Document And Entity Information	12 Months Ended
Dec. 31, 2019
Document Information [Line Items]
Entity Registrant Name	WINDTREE THERAPEUTICS INC /DE/
Entity Central Index Key	0000946486
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true
Document Type	S-1/A
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	true
Amendment Description	Amendment 1